VESSELS AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2021	May 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Net book value of vessels serving as collateral	$ 2,378,876			$ 1,856,461
Net book value of vessels	737,000			748,500
Collateral Pledged
Property, Plant and Equipment [Line Items]
Net book value of vessels serving as collateral	$ 2,378,900			$ 1,856,500
Flex Freedom
Property, Plant and Equipment [Line Items]
Capitalized cost			$ 189,100
Capitalized cost reclassified to prepayments			181,600
Capitalized cost as per the purchase agreement			186,000
Capitalized cost relating to change orders, pre-delivery crew expenses, fit out, spares and studies			3,100
Flex Volunteer
Property, Plant and Equipment [Line Items]
Capitalized cost			182,900
Capitalized cost reclassified to prepayments			54,000
Capitalized cost as per the purchase agreement			180,000
Capitalized cost relating to change orders, pre-delivery crew expenses, fit out, spares and studies			$ 2,900
Flex Vigilant
Property, Plant and Equipment [Line Items]
Capitalized cost		$ 183,400
Capitalized cost reclassified to prepayments		54,000
Capitalized cost as per the purchase agreement		180,000
Capitalized cost relating to change orders, pre-delivery crew expenses, fit out, spares and studies		$ 3,400